SEGMENTED INFORMATION - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Product sales	$ 17,669	$ 11,098	$ 13,167
Less: royalties	(1,018)	(575)	(804)
Revenue	16,651	10,523	12,363
Expenses
Production	5,596	4,099	4,726
Transportation, blending and feedstock	2,917	2,003	2,379
Depletion, depreciation and amortization	5,186	4,858	5,483
Asset retirement obligation accretion	164	142	173
Realized risk management activities	(2)	8	(843)
Gain on acquisition, disposition and revaluation of properties	(379)	(250)	(739)
(Gain) loss from investments	(38)	(327)	50
Administration	319	345	390
Share-based compensation	134	355	(46)
Interest and other financing expense	631	383	322
Net unrealized risk management loss	37	25	374
Foreign exchange (gain) loss	(787)	(55)	761
Total Expenses	13,778	11,586	13,030
Earnings (loss) before taxes	2,873	(1,063)	(667)
Current income tax recovery	(164)	(618)	(261)
Deferred income tax expense (recovery)	640	(241)	231
Net earnings (loss)	2,397	(204)	(637)
Inter–segment elimination and other
Revenue [abstract]
Product sales	(82)	(55)	(75)
Less: royalties	0	0	0
Revenue	(82)	(55)	(75)
Expenses
Production	(8)	(7)	(8)
Transportation, blending and feedstock	(85)	(68)	(75)
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Realized risk management activities	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	0
(Gain) loss from investments	0	0	0
Total Expenses	(93)	(75)	(83)
Earnings (loss) before taxes	11	20	8
Non-segmented
Expenses
Administration	319	345	390
Share-based compensation	134	355	(46)
Interest and other financing expense	631	383	322
Net unrealized risk management loss	37	25	374
Foreign exchange (gain) loss	(787)	(55)	761
Total Expenses	334	1,053	1,801
Total Segments
Revenue [abstract]
Product sales	17,669	11,098	13,167
Less: royalties	(1,018)	(575)	(804)
Revenue	16,651	10,523	12,363
Expenses
Production	5,596	4,099	4,726
Transportation, blending and feedstock	2,917	2,003	2,379
Depletion, depreciation and amortization	5,186	4,858	5,483
Asset retirement obligation accretion	164	142	173
Realized risk management activities	(2)	8	(843)
Gain on acquisition, disposition and revaluation of properties	(379)	(250)	(739)
(Gain) loss from investments	(38)	(327)	50
Total Expenses	13,444	10,533	11,229
Earnings (loss) before taxes	3,207	(10)	1,134
North America | Operating segments
Revenue [abstract]
Product sales	9,161	7,209	9,222
Less: royalties	(809)	(524)	(732)
Revenue	8,352	6,685	8,490
Expenses
Production	2,362	2,186	2,603
Transportation, blending and feedstock	2,291	1,941	2,309
Depletion, depreciation and amortization	3,243	3,465	4,248
Asset retirement obligation accretion	80	66	93
Realized risk management activities	(2)	8	(843)
Gain on acquisition, disposition and revaluation of properties	(35)	(32)	(739)
(Gain) loss from investments	(7)	(320)	6
Total Expenses	7,932	7,314	7,677
Earnings (loss) before taxes	420	(629)	813
North Sea | Operating segments
Revenue [abstract]
Product sales	784	570	638
Less: royalties	(1)	(1)	(1)
Revenue	783	569	637
Expenses
Production	400	403	544
Transportation, blending and feedstock	31	48	61
Depletion, depreciation and amortization	509	458	388
Asset retirement obligation accretion	27	35	39
Realized risk management activities	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	0
(Gain) loss from investments	0	0	0
Total Expenses	967	944	1,032
Earnings (loss) before taxes	(184)	(375)	(395)
Offshore Africa | Operating segments
Revenue [abstract]
Product sales	632	603	482
Less: royalties	(41)	(26)	(22)
Revenue	591	577	460
Expenses
Production	226	200	223
Transportation, blending and feedstock	1	2	2
Depletion, depreciation and amortization	205	262	273
Asset retirement obligation accretion	9	12	10
Realized risk management activities	0	0	0
Gain on acquisition, disposition and revaluation of properties	0	0	0
(Gain) loss from investments	0	0	0
Total Expenses	441	476	508
Earnings (loss) before taxes	150	101	(48)
Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	7,072	2,657	2,764
Less: royalties	(167)	(24)	(49)
Revenue	6,905	2,633	2,715
Expenses
Production	2,600	1,292	1,332
Transportation, blending and feedstock	679	80	82
Depletion, depreciation and amortization	1,220	662	562
Asset retirement obligation accretion	48	29	31
Realized risk management activities	0	0	0
Gain on acquisition, disposition and revaluation of properties	(230)	0	0
(Gain) loss from investments	0	0	0
Total Expenses	4,317	2,063	2,007
Earnings (loss) before taxes	2,588	570	708
Midstream | Operating segments
Revenue [abstract]
Product sales	102	114	136
Less: royalties	0	0	0
Revenue	102	114	136
Expenses
Production	16	25	32
Transportation, blending and feedstock	0	0	0
Depletion, depreciation and amortization	9	11	12
Asset retirement obligation accretion	0	0	0
Realized risk management activities	0	0	0
Gain on acquisition, disposition and revaluation of properties	(114)	(218)	0
(Gain) loss from investments	(31)	(7)	44
Total Expenses	(120)	(189)	88
Earnings (loss) before taxes	$ 222	$ 303	$ 48